Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 11. Commitments and contingencies
Legal proceedings
Litigation with Nano Dimension regarding Stratasys’ Rights Plan and Nano Dimension’s tender offer
On April 25, 2023, the Company was named as a defendant in an action filed by Nano in the Tel-Aviv District Court in which Nano sought declaratory relief declaring that Stratasys’ shareholder rights plan is both illegal and void, and also requested a court order enjoining the Company and its directors from intervening with, or hindering in any way, a tender offer that Nano at the time intended to launch to acquire Stratasys ordinary shares.
On June 8, 2023, in its statement of defense, the Company rejected all of Nano’s claims, stating, among other things, that there was a substantial change of circumstance since Nano’s action was filed due to Stratasys’ entry into the Desktop Metal Merger Agreement on May 25, 2023 and the launch of Nano’s tender offer on May 25, 2023. The Company argued that its rights plan is legal under Israeli law, and that due to the many flaws and unlawful conditions of Nano’s tender offer and Nano’s conduct and circumstances, The Company’s board was obligated to get involved and protect the Company and its shareholders. The Company also submitted a counterclaim to the court, seeking an order restraining Nano from completing its tender offer until certain conditions were to be fulfilled.
On July 18, 2023, in the context of an interim procedural decision, the Israeli court took the opportunity to express its preliminary view on the legality of shareholder rights plans for Israeli companies. The court indicated that it is inclined to view rights plans as permissible under Israeli law; that the adoption of a rights plan by a board should be viewed “with suspicion”; and that the board would bear the burden of proving certain matters related to the adoption of such a plan.
On June 30, 2024, Nano filed an unopposed motion to dismiss its claim without prejudice or cost. On July 1, 2024, the court dismissed Nano's claim without prejudice.
Ordinary course litigation
In addition to the foregoing litigations, the Company is also a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.
Royalty commitments
As part of its acquisition of XAAR 3D on November 1, 2021, the Company assumed a royalty liability to a third party in respect of the developed technology. Such liability was recorded based on a fair value estimate, which was determined using the valuation model used to value the developed technology and is recorded under other non-current liabilities. As of December 31, 2024 and 2023 the royalty liability amounted to $5.3 million and $8.4 million, respectively.